Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	30,000,000	30,000,000	30,000,000
Preferred stock, shares issued	6,545,386	545,386	545,386
Preferred stock, shares outstanding	6,545,386	545,386	545,386
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	700,000,000	700,000,000	700,000,000
Common stock, shares issued	291,563,930	291,563,930	291,563,930
Common stock, shares outstanding	291,563,930	291,563,930	291,559,200
Treasury stock, shares	4,730	4,730	473
Previously Reported
Preferred stock, par value (in Dollars per share)		$ 0.0001
Preferred stock, shares authorized		30,000,000
Preferred stock, shares issued		545,386
Preferred stock, shares outstanding		545,386
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized		700,000,000
Common stock, shares issued		291,563,930
Common stock, shares outstanding		291,559,200
Treasury stock, shares		473